Restricted cash (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted cash
Rental guarantees	€ 630	€ 251	€ 256
Total noncurrent	630	251	256
Escrow account less than 1 year		1,692	1,692
Total restricted cash	€ 630	€ 1,943	€ 1,948